Advances to Suppliers, Net	6 Months Ended
Jun. 30, 2025
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 8 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Prepayment for raw material purchase	$936,115	$524,930
Less: Advance to related parties	(916)	-
Less: Allowance for credit losses	-	(2,740)
Advances to suppliers, net	$935,199	$522,190

The Company’s suppliers generally require refundable prepayments from the Company before delivery of goods or services. It usually takes 3 to 6 months for the suppliers to deliver raw materials for the Company equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.

The changes of allowance for doubtful accounts for the six months ended June 30, 2025 and the year ended December 31, 2024 are as follows:

	June 30, 2025	December 31, 2024
Beginning balance	$2,740	$2,817
Recovery	(2,758)	-
Foreign exchange translation	18	(77)
Ending balance	$-	$2,740